SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term borrowings
Total	$ 5,238	¥ 36,011	¥ 16,316
Restricted cash	617	4,244	1,749
2020 Notes
Short-term borrowings
Long-term debt, current maturities			4,554
2018 Convertible Senior Notes
Short-term borrowings
Long-term debt, current maturities			3,076
2022 Notes
Short-term borrowings
Long-term debt, current maturities		6,703
2019 Booking Notes
Short-term borrowings
Long-term debt, current maturities		3,438
2022 Booking Notes
Short-term borrowings
Long-term debt, current maturities		172
Loan facility
Short-term borrowings
Short-term bank borrowings		25,090	¥ 8,686
Securitization debt
Short-term borrowings
Long-term debt, current maturities		608
Borrowing with an interest rate of 0.00%
Short-term borrowings
Short-term bank borrowings	3,600	25,100
Short-term borrowings collateralized by bank deposits and/or short-term investments	1,400	9,500
Restricted cash	215	1,500
Restricted short term investment	$ 1,300	¥ 8,800
Weighted average interest rate	4.09%	4.09%
Minimum | Payable related to financial services
Short-term borrowings
Debt instrument term	6 months
Annual interest rate	4.55%
Maximum | Payable related to financial services
Short-term borrowings
Debt instrument term	1 year
Annual interest rate	5.80%